Plan Description (Details) - EBP 006	12 Months Ended		36 Months Ended	59 Months Ended
	Dec. 31, 2025 USD ($) fund loan year	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) fund loan year	Dec. 31, 2022
EBP, Description of Plan [Line Items]
Automatic annual deferral rate, annual increase	1.00%
Employer contribution, fixed rate contribution, percentage	6.00%
Profit-sharing match eligibility, retirement age | year	50		50
Profit-sharing match eligibility after retirement, years of service	10 years
Match contribution | $	$ 33,176,393	$ 36,220,971
Number of custom target date funds | fund	12		12
Number of actively managed custom funds | fund	3		3
Number of passively managed funds | fund	19		19
Number of loans allowed per year	1		1
Maximum number of loans allowed outstanding	5		5
Maximum number of loans allowed outstanding, non-represented employees	3		3
Maximum borrowing percentage	50.00%		50.00%
Maximum borrowing amount | $	$ 50,000		$ 50,000
Time period for loans used to reduce maximum borrowing amount	12 months
General loan, maximum borrowing term	5 years
Primary residence, maximum borrowing term	15 years
Basis spread on rate	1.00%
Early withdrawal penalty percentage	10.00%
Cash-out limit | $	$ 1,000
Fixed Rate Contribution
EBP, Description of Plan [Line Items]
Match percentage	60.00%
Percentage of employee eligible pay	5.00%
Employer contribution, fixed rate contribution, percentage	3.00%
Discretionary Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Match percentage	60.00%
Percentage of employee eligible pay	5.00%
Employer contribution, fixed rate contribution, percentage	3.00%
Non-represented, Non-exempt Craft or Clerical Employees
EBP, Description of Plan [Line Items]
Match percentage	100.00%
Percentage of employee eligible pay	5.00%
Non-discretionary Fixed Contribution
EBP, Description of Plan [Line Items]
Percentage of employee eligible pay	3.00%		4.00%	4.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	5.00%
Pretax, maximum annual compensation to total compensation, percentage	1.00%
Number of loans allowed outstanding, represented employees	1		1
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Number of loans allowed outstanding, represented employees	3		3